Issued Capital - Summary of Movements of Shares in Share Trust (Parenthetical) (Details) - shares	1 Months Ended	6 Months Ended
	Jul. 31, 2020	Dec. 31, 2020
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Shares transferred to employee share trust	3,500,000	2,450,000